                        OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                               Supplement dated April 4, 2007
                         to the Prospectus dated February 26, 2007

This supplement amends the Prospectus dated February 26, 2007.

The "Annual Fund Operating Expenses" table, in the section entitled "Fees and Expenses of the Fund" on page 8, is deleted in its entirety and replaced with the following:

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                            Class A  Class B  Class C  Class N  Class Y
                             Shares   Shares   Shares   Shares   Shares
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Management Fees              0.83%    0.83%    0.83%    0.83%    0.83%
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Distribution and/or          0.25%    1.00%    1.00%    0.50%    None
Service (12b-1) Fees
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Other Expenses               0.35%    0.35%    0.35%    0.44%    0.41%
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Acquired Fund Fees and       0.02%    0.02%    0.02%    0.02%    0.02%
Expenses (5)
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Total Annual Operating       1.45%    2.20%    2.20%    1.79%    1.26%
Expenses
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April 4, 2007                                                     PS0236.031